Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Federal-
Current	$3,089,047	$1,238,594
Deferred	(1,415,505)	(79,149)
	1,673,542	1,159,445
State-
Current	675,260	271,372
Deferred	(376,837)	(139,686)
	298,423	131,686
	$1,971,965	$1,291,131

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011

Federal income tax	$2,391,039	$1,775,675
Add (deduct) effect of:
State income taxes net of federal income tax effect	196,959	86,913
Tax-exempt interest income	(570,292)	(507,294)
Bank-owned life insurance	(152,158)	(137,475)
Other items, net	106,417	73,312
Provision for income taxes	$1,971,965	$1,291,131

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets (liabilities):
Write-downs and expenses of OREO	$1,443,644	$523,763
Allowance for loan losses	2,856,194	2,210,460
Unrealized gain on securities available for sale	(571,763)	(788,221)
SERP Liability	1,737,663	1,508,758
Other than temporary impairment loss	302,651	294,007
Depreciation	334,896	320,479
Nonaccrual interest	144,742	134,661
FAS 158 pension liability	65,493	70,668
Other	13,182	48,502
Net deferred tax assets	$6,326,702	$4,323,077